ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - Fresh Vegetables [Member] - Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member] - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash	$ 3,394	$ 1,425
Current receivables, net	12,151	15,633
Inventories, net	30,123	35,266
Prepaid expenses and other current assets	6,415	5,724
Property, plant and equipment, net	241,990	230,292
Operating lease right-of-use assets	109,795	107,390
Other noncurrent assets	19,875	18,727
Net book value of disposal group assets	423,743	414,457
Accounts payable	63,369	69,998
Accrued and other current liabilities	67,076	82,019
Operating lease liabilities	73,262	87,477
Deferred income tax liabilities	48,308	34,005
Other long-term liabilities	17,864	17,843
Total Fresh Vegetables liabilities held for sale	$ 269,879	$ 291,342